Expense Example {- Fidelity® International Capital Appreciation Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259